Introduction and overview of Group's risk management - Reconciliation of Level 3 fair value measurements of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Opening balance at January 1	$ 3,223,452
Closing balance at December 31	3,747,691	[1]	$ 3,223,452
Level 3 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Opening balance at January 1	7,285
Recognition of embedded derivatives within revenue contracts			7,575
Change in fair value	(7,231)		(169)
Foreign exchange translation impact	(54)		(121)
Closing balance at December 31	$ 7,285		$ 7,285

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).